COMMITMENTS - Schedule of work commitment (Details) - USD ($)	Mar. 23, 2020	Mar. 23, 2019	Mar. 23, 2018	Mar. 23, 2017	Mar. 23, 2016
Business Combinations [Abstract]
Payment amount for Bullfrog Project	$ 500,000	$ 400,000	$ 300,000	$ 200,000	$ 100,000